Provision for de-characterization of dam structures and asset retirement obligations - Changes in the provisions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Balance at the beginning		$ 4,522
Balance at the end	$ 4,580	4,580	$ 4,522
Current liabilities	1,045	1,045	1,664
Non-current liabilities	3,419	3,419	4,113
Liabilities	4,580	4,580	4,522
De-characterization of dam structures located in Brazil
Provisions.
Balance at the beginning		2,289	2,489
Additional provision	1,725	1,725	617
Disbursements		(338)	(293)
Present value valuation		(36)	36
Translation adjustment		(117)	(560)
Balance at the end	3,523	3,523	2,289
Current liabilities	451	451	381
Non-current liabilities	3,072	3,072	1,908
Liabilities	$ 3,523	$ 3,523	$ 2,289